UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	1/31/2012

Item 1. Schedule of Investments

Prudential Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of January 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS — 96.6%
Chemicals — 1.7%
85,359	Celanese Corp. (Class A Stock)	$ 4,157,837
873,619	Mosaic Co. (The)	48,896,455
1,297,624	Neo Material Technologies, Inc. (Canada)*	10,805,984
564,363	Potash Corp. of Saskatchewan, Inc.	26,378,327

		90,238,603

Construction Materials — 1.6%
129,753	Holcim Ltd. (Switzerland)	7,393,314
18,173,277	Indocement Tunggal Prakarsa Tbk PT (Indonesia)	34,264,410
30,003,079	Semen Gresik (Persero) Tbk PT (Indonesia)	37,712,435
190,513	Vulcan Materials Co.(a)	8,355,900

		87,726,059

Energy Equipment & Services — 21.7%
124,219	Baker Hughes, Inc.	6,102,879
2,480,312	Cameron International Corp.*	131,952,598
340,230	Core Laboratories NV(a)	36,142,633
922,863	Dresser-Rand Group, Inc.*	47,278,272
1,230,215	Dril-Quip, Inc.*	81,157,284
967,344	Ensco PLC (United Kingdom), ADR	50,920,988
1,377,079	FMC Technologies, Inc.*(a)	70,382,508
3,259,097	Halliburton Co.	119,869,588
980,501	Helmerich & Payne, Inc.(a)	60,506,717
3,209,461	Key Energy Services, Inc.*	46,472,995
617,210	Lufkin Industries, Inc.	46,426,536
1,668,365	Nabors Industries Ltd.*	31,064,956
2,003,726	National Oilwell Varco, Inc.	148,235,649
208,863	Noble Corp.	7,276,787
1,797,500	OSX Brasil SA (Brazil), 144A*(b)	13,826,923
2,694,819	Patterson-UTI Energy, Inc.	50,851,235
1,577,343	Rowan Cos., Inc.*	53,645,435
184,187	Saipem SpA (Italy)	8,620,289
1,676,042	Schlumberger Ltd.	125,988,077
81,395	Technip SA (France)	7,635,905
184,989	Tenaris SA (Luxembourg), ADR(a)	7,262,668
452,178	Weatherford International Ltd.*(a)	7,569,460

		1,159,190,382

Food Products — 0.3%
1,474,869	Adecoagro SA*	13,524,549
2,183,300	Agrenco Ltd. (Brazil), 144A*	487,344

		14,011,893

Metals & Mining — 27.8%
1,329,441	African Rainbow Minerals Ltd. (South Africa)	31,330,959
209,840	Agnico-Eagle Mines Ltd.	7,848,016
3,911,368	Alacer Gold Corp.*(a)	37,018,931
1,833,998	Alamos Gold, Inc. (Canada)	37,568,883
621,230	Alcoa, Inc.	6,311,697
8,454,598	Archipelago Resources PLC (United Kingdom)*	9,192,677
6,661,589	AXMIN, Inc. (Canada)*	465,056
157,744	Barrick Gold Corp.	7,770,469
950,138	BHP Billiton Ltd. (Australia), ADR(a)	75,478,963
1,464,614	Cia de Minas Buenaventura SA (Peru), ADR(a)	62,831,941
1,320,480	Cliffs Natural Resources, Inc.	95,404,680
718,759	Detour Gold Corp. (Canada)*	20,085,397
5,753,656	Eldorado Gold Corp. (Canada)	87,162,695
2,470,373	European Goldfields Ltd. (Canada)*	31,584,903
4,779,234	First Quantum Minerals Ltd. (Canada)	104,669,371
600,000	First Uranium Corp. (South Africa), 144A*(b)	98,733
1,289,281	First Uranium Corp. (South Africa)*(b)	212,159
2,184,973	Freeport-McMoRan Copper & Gold, Inc.	100,967,602
2,805,594	Gabriel Resources Ltd. (Canada)*(a)	17,068,040
216,800	Gold Reserve, Inc. (XTSE)*	655,135
1,068,152	Gold Reserve, Inc.*(a)	3,247,182
156,358	Goldcorp, Inc.	7,566,164
851,684	Highland Gold Mining Ltd. (United Kingdom)	2,365,416
412,655	IAMGOLD Corp. (Canada)	6,885,128
404,250	Iluka Resources Ltd. (Australia)	7,862,431
646,360	Impala Platinum Holdings Ltd. (South Africa)	14,188,995
1,021,505	Impala Platinum Holdings Ltd. (South Africa), ADR	22,565,045
4,079,081	Kinross Gold Corp.	46,052,825
4,355,263	Nevsun Resources Ltd. (Canada)	28,623,899
1,503,687	Newcrest Mining Ltd. (Australia)	53,830,248
102,702	Newmont Mining Corp.	6,314,119
1,850,769	Northern Dynasty Minerals Ltd.*(a)	13,769,721
175,005	Nucor Corp.	7,785,972
102,179	Pan American Silver Corp. (Canada)(a)	2,344,808
1,700,135	Pan American Silver Corp.(a)	38,899,089
482,726	Pilot Gold, Inc. (Canada)*	688,439
5,674,802	Platinum Group Metals Ltd.*(a)	6,242,282
523,100	Platmin Ltd. (South Africa), Private Placement, 144A (original cost $4,469,143; purchased 11/27/07)*(b)(c)	45,999
1,094,416	Quadra FNX Mining Ltd. (Canada)*	16,415,694
1,018,668	Randgold Resources Ltd. (Jersey Islands), ADR	116,545,806
838,473	Reliance Steel & Aluminum Co.	44,606,764
11,120	Rio Tinto PLC (United Kingdom)	666,744
1,121,665	Rio Tinto PLC (United Kingdom), ADR(a)	67,815,866
542,030	Seabridge Gold, Inc.*(a)	10,932,745
1,683,549	SEMAFO Inc. (Canada)(b)	11,249,405
3,229,301	SEMAFO Inc. (Canada), 144A(b)	21,578,056
1,526,671	Silver Wheaton Corp.	54,364,754
811,267	Southern Copper Corp.	28,142,852

88,111	SunCoke Energy, Inc.*	1,183,331
256,506	Tahoe Resources Inc.*(b)	5,310,726
506,600	Tahoe Resources Inc., 144A*(b)	10,488,696
48,331	Teck Resources Ltd. (Canada) (Class B Stock)	2,049,500
199,350	United States Steel Corp.(a)	6,018,377
57,911	Vedanta Resources PLC (United Kingdom)	1,090,508
94,584	Walter Energy, Inc.	6,538,592
1,561,601	Western Areas NL (Australia)(a)	9,151,463
3,635,860	Xstrata PLC (Switzerland)	61,562,111
404,622	Yamana Gold, Inc.	6,987,822

		1,485,703,881

Oil, Gas & Consumable Fuels — 43.5%
153,911,753	Adaro Energy Tbk PT (Indonesia)	31,330,201
388,224	Advantage Oil & Gas Ltd. (Canada)*	1,382,228
983,300	Advantage Oil & Gas Ltd., Reg. D (Canada)*	3,500,928
1,453,392	Anadarko Petroleum Corp.	117,317,802
825,001	Apache Corp.	81,576,099
296,693	Arch Coal, Inc.(a)	4,281,280
4,932,465	Bankers Petroleum Ltd. (Canada)*	26,366,822
2,999,794	BG Group PLC (United Kingdom)	67,360,644
981,505	Bill Barrett Corp.*	27,109,168
815,337	Bonavista Energy Corp. (Canada)	18,409,524
1,928,396	Cabot Oil & Gas Corp.	61,515,832
6,191,022	Cairn Energy PLC (United Kingdom)*	27,491,806
229,513	Cameco Corp. (Canada)	5,324,097
284,582	Canadian Oil Sands Ltd. (Canada)	7,055,658
1,198,819	Carrizo Oil & Gas, Inc.*(a)	29,119,313
247,584	Chesapeake Energy Corp.(a)	5,231,450
1,156,706	Cimarex Energy Co.(a)	67,528,496
2,448,359	Cobalt International Energy, Inc.*(a)	49,065,114
1,380,006	Concho Resources, Inc.*(a)	147,191,440
1,494,791	Consol Energy, Inc.	53,423,830
4,044,652	Denbury Resources, Inc.*(a)	76,282,137
114,569	Devon Energy Corp.	7,310,648
696,600	Energy XXI (Bermuda) Ltd.*(a)	22,869,378
717,476	EOG Resources, Inc.	76,152,903
116,753	EQT Corp.	5,898,362
20,910,417	Far East Energy Corp.*	6,795,886
935,716	FX Energy, Inc.*	5,165,152
852,663	Hess Corp.	48,004,927
3,007,698	HollyFrontier Corp.	88,245,859
11,340	HRT Participacoes em Petroleo SA (Brazil)*	2,972,596
15,900	HRT Participacoes em Petroleo SA (Brazil), 144A*	4,167,926
3,655,126	Kodiak Oil & Gas Corp.*(a)	33,151,993
928,905	Kosmos Energy Ltd.*	11,667,047
735,395	Laredo Petroleum Holdings, Inc.*	16,296,353
6,430,000	Linc Energy Ltd. (Australia), 144A*(b)	9,454,577
1,474,816	Marathon Petroleum Corp.	56,367,467
752,400	MEG Energy Corp. (Canada), 144A*(b)	33,886,889
122,433	Murphy Oil Corp.	7,297,007

919,764	Newfield Exploration Co.*	34,776,277
331,302	Niko Resources Ltd. (Canada)	16,186,781
1,487,739	Noble Energy, Inc.	149,770,685
1,107,156	Occidental Petroleum Corp.	110,460,954
8,912,904	OGX Petroleo e Gas Participacoes SA (Brazil)*	84,425,687
4,516,159	Oil Search Ltd. (Papua New Guinea)	31,644,230
2,921,737	Pacific Rubiales Energy Corp. (Canada)	73,516,929
75,920	Pioneer Natural Resources Co.	7,538,856
208,130	Plains Exploration & Production Co.*	7,850,664
699,808	QGEP Participacoes SA (Brazil)(b)	5,703,563
1,816,900	QGEP Participacoes SA (Brazil), 144A(b)	14,808,068
3,143,090	Quicksilver Resources, Inc.*(a)	15,746,881
100,935	Range Resources Corp.	5,805,781
986,815	Rosetta Resources, Inc.*	47,357,252
704,400	Sanchez Energy Corp.*(a)	12,636,936
2,471,212	Southwestern Energy Co.*	76,953,542
2,010,286	Suncor Energy, Inc.	69,354,867
166,102	Sunoco, Inc.	6,371,673
4,889,153	Talisman Energy, Inc.	58,278,704
111,959	Trident Resources Corp., Private Placement (original cost $45,141,529; purchased 06/30/10)*(b)(c)	58,117,832
202,557	Ultra Petroleum Corp.*(a)	4,867,445
1,526,100	Whiting Petroleum Corp.*(a)	76,442,349
50,692	Williams Cos., Inc. (The)	1,460,943
163,512	Woodside Petroleum Ltd. (Australia)	5,938,600
16,897	WPX Energy, Inc.*	278,463
9,569,891	Zodiac Exploration, Inc. (Canada)*(b)	1,765,663
19,575,000	Zodiac Exploration, Inc., Reg. D (Canada)*(b)	3,611,624

		2,325,240,088

	TOTAL COMMON STOCKS (cost $4,018,568,790)	5,162,110,906

CONVERTIBLE PREFERRED STOCK — 0.3%
Metals & Mining
18,340	Iron Co./Manabi, Private Placement, 144A (original cost $18,340,000; purchased 05/25/11)*(b)(c)	17,941,150

Units
RIGHT(d)
Oil, Gas & Consumable Fuels
41,616	Trident Resources Corp. CVR, Private Placement (original cost $0; purchased 06/30/10)*(b)(c)	—

WARRANT(d)
Metals & Mining
903,650	Crystallex International Corp. (Canada), Private Placement, expiring 11/04/14 (original cost $0; purchased 10/30/09)*(b)(c)	—

	TOTAL LONG-TERM INVESTMENTS (cost $4,036,908,790)	5,180,052,056

SHORT-TERM INVESTMENT — 10.9%

Shares
Affiliated Money Market Mutual Fund
582,634,186	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $582,634,186; includes 422,334,530 of cash collateral received for securities on loan)(e)(f)	582,634,186

	TOTAL INVESTMENTS — 107.8% (cost $4,619,542,976)(g)	5,762,686,242
	LIABILITIES IN EXCESS OF OTHER ASSETS — (7.8%)	(416,012,371)

	NET ASSETS — 100.0%	$5,346,673,871

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

XTSE—Toronto Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $408,401,403; cash collateral of $422,334,530 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security, the aggregate original cost of such securities is $67,950,672. The aggregate value of $76,104,981 is approximately 1.4% of net assets.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2012.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$4,789,139,693	$1,369,158,098	$(395,611,549)	$973,546,549

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales and mark-to-market on open investments in Passive Foreign Investment Companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$161,716,283	$—	$—
Brazil	126,392,107	—	—
Canada	590,252,401	—	—
France	7,635,905	—	—
Indonesia	103,307,046	—	—
Italy	8,620,289	—	—
Jersey Islands	116,545,806	—	—
Luxembourg	7,262,668	—	—
Papua New Guinea	31,644,230	—	—
Peru	62,831,941	—	—
South Africa	68,395,892	—	45,999
Switzerland	68,955,424	—	—
United Kingdom	226,904,649	—	—
United States	3,523,482,434	—	58,117,832
Convertible Preferred Stock
United States	—	—	17,941,150
Right
United States	—	—	—
Warrant
Canada	—	—	—
Affiliated Money Market Mutual Fund	582,634,186

Total	$5,686,581,261	$—	$76,104,981

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Convertible Preferred Stock
Balance as of 10/31/11	$58,305,790	$16,527,534
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	(288,905)	1,413,616
Purchases		—
Sales	—	—
Accrued discount/premium	—	—
Transfers into Level 3	146,946	—
Transfers out of Level 3	—	—

Balance as of 01/31/12	$58,163,831	$17,941,150

*	Of which, $1,124,711 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Fair value of Level 2 Common Stock of $455,536,893 was transferred out of Level 2 at 01/31/2012 as a result of having an observable quote from the exchange.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisors; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities: assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	March 22, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	March 22, 2012

*	Print the name and title of each signing officer under his or her signature.